As filed with the Securities and Exchange Commission on February 1, 2018

Securities Act File No. 333-56881

Investment Company Act File No. 811-08817

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

Registration Statement Under The Securities Act Of 1933	☒

Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 155	☒

and/or

Registration Statement Under The Investment Company Act Of 1940	☒

Amendment No. 162 (Check appropriate box or boxes)	☒

VOYA EQUITY TRUST

(Exact Name of Registrant Specified in Charter)

7337 E. Doubletree Ranch Road, Suite 100

Scottsdale, AZ 85258

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: (800) 992-0180

Huey P. Falgout, Jr.	With copies to:
Voya Investments, LLC	Elizabeth J. Reza
7337 E. Doubletree Ranch Road	Ropes & Gray LLP
Scottsdale, AZ 85258	Prudential Tower
(Name and Address of Agent for Service)	800 Boylston Street
Boston, MA 02199-3600

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING

It is proposed that this filing will become effective (check appropriate box):

☐	Immediately upon filing pursuant to paragraph (b)	☒	on February 9, 2018 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)(1)	☐	on (date) pursuant to paragraph (a)(1)

☐	75 days after filing pursuant to paragraph (a)(2)	☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Beneficial Interest, par value $.01 per share.

VOYA EQUITY TRUST

EXPLANATORY NOTE

This Post-Effective Amendment No. 155 to the Registration Statement (“Amendment”) on Form N-1A of Voya Equity Trust (“Registrant”) is being filed under Rule 485(b) under the Securities Act of 1933, as amended, for the sole purpose of extending the effective date of Post-Effective Amendment No. 154 from February 2, 2018 to February 9, 2018 for the Registrant’s new class of shares, Class P3 shares, for Voya Large-Cap Growth Fund, Voya Large Cap Value Fund, Voya MidCap Opportunities Fund, Voya Multi-Manager Mid Cap Value Fund, Voya Real Estate Fund, Voya SmallCap Opportunities Fund, and Voya SMID Cap Growth Fund.  This Amendment incorporates by reference the Prospectus, Statement of Additional Information, and Part C in Post-Effective Amendment No. 154 which was filed with the Securities and Exchange Commission on November 15, 2017. This Amendment does not supersede or amend any disclosure in the Registrant’s Registration Statement relating to any other series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 155 to its Registration Statement on Form N-1A pursuant to Rule 485(b) under the 1933 Act and it has duly caused this Post-Effective Amendment No. 155 to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Scottsdale and State of Arizona on the 1st day of February, 2018.

VOYA EQUITY TRUST

By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Secretary

Pursuant to the requirements of the 1933 Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

	Interested Trustee and President and	February 1, 2018
Chief Executive Officer
Shaun P. Mathews*

	Senior Vice President and Chief/Principal Financial Officer	February 1, 2018
Todd Modic*

	Trustee	February 1, 2018
Colleen D. Baldwin*

	Trustee	February 1, 2018
John V. Boyer*

	Trustee	February 1, 2018
Patricia W. Chadwick*

	Trustee	February 1, 2018
Peter S. Drotch*

	Trustee	February 1, 2018
Martin J. Gavin *

	Trustee	February 1, 2018
Russell H. Jones*

	Trustee	February 1, 2018
Patrick W. Kenny*

	Trustee	February 1, 2018
Joseph E. Obermeyer*

	Trustee	February 1, 2018
Sheryl K. Pressler*

	Trustee	February 1, 2018
Christopher P. Sullivan*

	Trustee	February 1, 2018
Roger B. Vincent*

* By:	/s/ Huey P. Falgout, Jr.
Huey P. Falgout, Jr.
Attorney-in-Fact**

**                                  Powers of attorney for Shaun Mathews, Todd Modic and each Trustee other than Messrs. Gavin and Sullivan, dated July 9, 2015 were filed as an attachment with Post-Effective Amendment No. 140 on

July 29, 2015 and are incorporated herein by reference. The Power of Attorney for Martin J. Gavin, dated August 1, 2015, was filed as an attachment with Post-Effective Amendment No. 141 on September 28, 2015 and is incorporated herein by reference. The Power of Attorney for Christopher P. Sullivan, dated October 1, 2015, was filed as an attachment with Post-Effective Amendment No. 143 on September 16, 2016 and is incorporated herein by reference.